COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS
Schedule of gross contractual obligations

				More than
	1 year	2-3 years	4-5 years	5 years	Total
Principal repayments on loan facility	$66,667	$104,667	$—	$—	$171,334
Repayment of convertible notes	2,250	101,114	—	—	103,364
Decommissioning and restoration provision	539	49	—	25,368	25,956
Interest payments on loan facility(1)	3,885	2,052	—	—	5,937
Lease obligations	5,320	3,755	292	—	9,367
Purchase commitments	5,799	—	—	—	5,799
Short-term lease commitments	466	—	—	—	466
	$84,926	$211,637	$292	$25,368	$322,223
(1)	Interest payments on the loan facility represent management’s estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.